Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

a)	In connection with the acquisition of Pocono, the Company recorded various transactions and operations through Pocono Coated Products LLC, of which Mike Myer was a related party. During the year ended January 31, 2022, the Company was advanced $7,862 in finance payments. As of January 31, 2022, the balance due Pocono was paid in full. The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. In October 2021, the related party note payable was repaid. See Note 3 for further discussion.

8.	RELATED PARTY TRANSACTIONS

a)	In connection with the acquisition of Pocono, the Company recorded various transactions and operations through Pocono Coated Products LLC, a related entity. During the year ended January 31, 2022, the Company was advanced $7,862 in finance payments. As of January 31, 2022, the balance due Pocono was paid in full. The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. In October 2021, the related party note payable was repaid. See Note 5 for further discussion.

b)	For services to the Company resulting in a listing on a National Exchange and material capital raise of no less than $4 million, the Company will pay the Company’s President and Chief Executive Officer a Milestone bonus of up to $50,000 each. Should any transaction include a warrant clause, the President and Chief Executive Officer shall receive a further $50,000 bonus for every $2 million exercised. For the year ended January 31, 2022, the President and Chief Executive Officer each received $100,000.

c)	On October 5, 2021, the Company issued 75,000 warrants for services to the Company’s CFO in connection with the Company’s IPO. The warrants are exercisable at $4.90 per share and expire in three years. The fair value of the warrants issued was $219,000.

d)	On October 25, 2021, the Company issued 24,642 shares, valued at $144,000, for services to executive officers in connection with research and development expenses. The shares were issued in settlement of liabilities.

e)	On January 21, 2022, 163,500 options to purchase shares of the Company’s common stock were issued to executives and directors of the Company at prices of $4.85 and $5.34 per share. The options vest immediately and expire in three years. The fair value of the options issued for services amounted to $472,476 and was expensed during the year ended January 31, 2022.

f)	During the year ended January 31, 2021, the Company issued 51,825 shares of common stock, valued at $777,375, to executive officers of the Company, based on the market price at the date of issuance, and 78,500 shares of common stock, valued at $1,221,500, to the Company’s current and former independent directors, based on the market price at the date of issuance. The shares were issued on December 31, 2020, at a price of $15 per share.